Shareholder Report, Line Graph (Details) - USD ($)			2 Months Ended	12 Months Ended		14 Months Ended	21 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 30, 2024	Jun. 30, 2016	Nov. 30, 2024	Jun. 30, 2026	Jun. 30, 2017	Nov. 30, 2025	Jun. 30, 2026	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000028758
Account Value [Line Items]
Line Graph and Table Measure Name				Advisor Class
Accumulated Value		$ 10,000			$ 12,030			$ 13,748	$ 12,993	$ 10,509	$ 17,940	$ 15,416	$ 17,207	$ 19,312	$ 20,291	$ 25,470
C000028755
Account Value [Line Items]
Line Graph and Table Measure Name				Class A (with sales charges)
Accumulated Value		9,577			11,498			13,108	12,355	9,963	16,974	14,548	16,198	18,133	19,012	23,802
C000028757
Account Value [Line Items]
Line Graph and Table Measure Name				Class C (with sales charges)
Accumulated Value		10,000			11,913			13,479	12,609	10,097	17,070	14,515	16,043	17,823	18,547	23,048
C000028761
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
Accumulated Value		10,000			12,035			13,755	12,999	10,509	17,946	15,403	17,198	19,286	20,251	25,402
C000135456
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Accumulated Value		10,000			12,045			13,778	13,029	10,544	18,017	15,479	17,292	19,411	20,404	25,608
C000028765
Account Value [Line Items]
Line Graph and Table Measure Name				Advisor Class
Accumulated Value		10,000			12,252			12,478	11,156	9,785	13,458	11,133	13,772	14,666	18,750	22,895
C000028762
Account Value [Line Items]
Line Graph and Table Measure Name				Class A (with sales charges)
Accumulated Value		9,573			11,696			11,884	10,600	9,270	12,725	10,498	12,955	13,761	17,542	21,371
C000028764
Account Value [Line Items]
Line Graph and Table Measure Name				Class C (with sales charges)
Accumulated Value		10,000			12,133			12,230	10,834	9,403	12,799	10,483	12,843	13,534	17,130	20,717
C000028768
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
Accumulated Value		10,000			12,276			12,531	11,230	9,855	13,548	11,212	13,870	14,762	18,840	23,021
C000028751
Account Value [Line Items]
Line Graph and Table Measure Name				Advisor Class
Accumulated Value		10,000			11,394			12,197	11,906	10,645	15,763	14,592	17,278	20,049	22,099	29,646
C000028748
Account Value [Line Items]
Line Graph and Table Measure Name				Class A (with sales charges)
Accumulated Value		9,578			10,896			11,632	11,321	10,105	14,926	13,781	16,278	18,834	20,709	27,713
C000028750
Account Value [Line Items]
Line Graph and Table Measure Name				Class C (with sales charges)
Accumulated Value		10,000			11,286			11,959	11,553	10,229	14,990	13,741	16,111	18,500	20,190	26,808
C000028754
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
Accumulated Value		10,000			11,403			12,211	11,919	10,666	15,802	14,630	17,328	20,099	22,138	29,701
C000254617
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Accumulated Value	$ 10,000		$ 10,802			$ 11,581	$ 13,885
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			11,790			13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			11,790			13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			11,790			13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			11,790			13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			11,790			13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
AllianceBernstein Index: MSCI EAFE Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index (net)
Accumulated Value		10,000			12,027			12,850	12,988	12,322	16,308	13,410	15,927	17,765	20,914	25,146
AllianceBernstein Index: MSCI EAFE Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index (net)
Accumulated Value		10,000			12,027			12,850	12,988	12,322	16,308	13,410	15,927	17,765	20,914	25,146
AllianceBernstein Index: MSCI EAFE Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index (net)
Accumulated Value		10,000			12,027			12,850	12,988	12,322	16,308	13,410	15,927	17,765	20,914	25,146
AllianceBernstein Index: MSCI EAFE Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index (net)
Accumulated Value		10,000			12,027			12,850	12,988	12,322	16,308	13,410	15,927	17,765	20,914	25,146
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			11,790			13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			11,790			13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			11,790			13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			11,790			13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value	10,000		10,589			12,178	13,429
AllianceBernstein Index: Russell 2500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2500 Value Index
Accumulated Value		10,000			11,836			13,196	12,942	10,936	17,851	15,496	17,103	19,026	21,017	29,117
AllianceBernstein Index: Russell 2500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2500 Value Index
Accumulated Value		10,000			11,836			13,196	12,942	10,936	17,851	15,496	17,103	19,026	21,017	29,117
AllianceBernstein Index: Russell 2500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2500 Value Index
Accumulated Value		10,000			11,836			13,196	12,942	10,936	17,851	15,496	17,103	19,026	21,017	29,117
AllianceBernstein Index: Russell 2500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2500 Value Index
Accumulated Value		10,000			11,836			13,196	12,942	10,936	17,851	15,496	17,103	19,026	21,017	29,117
AllianceBernstein Index: Russell 2500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2500 Value Index
Accumulated Value		10,000			11,836			13,196	12,942	10,936	17,851	15,496	17,103	19,026	21,017	29,117
AllianceBernstein Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Value Index
Accumulated Value		10,000			11,553			12,335	13,379	12,197	17,525	16,330	18,214	20,592	23,414	29,757
AllianceBernstein Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Value Index
Accumulated Value		10,000			11,553			12,335	13,379	12,197	17,525	16,330	18,214	20,592	23,414	29,757
AllianceBernstein Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Value Index
Accumulated Value		10,000			11,553			12,335	13,379	12,197	17,525	16,330	18,214	20,592	23,414	29,757
AllianceBernstein Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Value Index
Accumulated Value		$ 10,000			$ 11,553			$ 12,335	$ 13,379	$ 12,197	$ 17,525	$ 16,330	$ 18,214	$ 20,592	$ 23,414	$ 29,757
AllianceBernstein Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Value Index
Accumulated Value	$ 10,000		$ 10,563			$ 11,329	$ 13,258